Share-based payments - Service conditions (Details) - ESOP 2014 $ / shares in Units, € in Millions, $ in Millions	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2024 EquityInstruments $ / shares	Jun. 30, 2023 EquityInstruments	Jun. 30, 2024 EUR (€) EquityInstruments	Jun. 30, 2024 USD ($) EquityInstruments $ / shares	Jun. 30, 2023 EquityInstruments	Dec. 31, 2023 EquityInstruments $ / shares
Share-based payments with service condition
Vesting period (in years)			3 years	3 years
Exercise period			10 years	10 years
Awards granted (share option)	0		570,250	570,250
Fair value of the awards at grant date (Share option).			€ 2.3	$ 2.4
Awards cancelled or forfeited (Share option)	14,138	21,772	92,976	92,976	36,854
Awards outstanding (options)	2,659,162			2,659,162		2,181,888
Awards Vested (Share options)			1,690,717	1,690,717		1,240,852
Weighted average remaining contractual life			7 years 4 months 24 days	7 years 4 months 24 days		7 years 3 months 18 days
Weighted average exercise price | $ / shares	$ 29.56			$ 29.56		$ 35.7
Minimum
Share-based payments with service condition
Exercise price | $ / shares	3.50			3.50
Maximum
Share-based payments with service condition
Exercise price | $ / shares	$ 134.70			$ 134.70